Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
June 30, 2022 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS - 86.00%
AEROSPACE & DEFENSE - 1.06%
Brown Group Holding LLC, Senior Secured First Lien Term Loan 5.349% (1 Month SOFR USD + 3.75%, 0.500% Floor), 07/02/2029 (a)	$537,000	$516,637
Peraton Corp., Senior Secured First Lien Term Loan 5.416% (1 Month LIBOR USD + 3.75%, 0.750% Floor), 02/01/2028 (a)	2,349,305	2,212,541
Transdigm, Inc., Senior Secured First Lien Term Loan 3.916% (1 Month LIBOR USD + 2.25%), 08/22/2024 (a)	526,411	509,165
		3,238,343
AUTO RETAIL - 0.55%
CWGS Group, LLC
Senior Secured First Lien Term Loan 3.56% (1 Month LIBOR USD + 2.50%, 0.750% Floor), 06/05/2028 (a)	62,647	56,017
Senior Secured First Lien Term Loan 3.824% (1 Month LIBOR USD + 2.50%, 0.750% Floor), 06/05/2028 (a)	684,074	611,679
Mavis Tire Express Services Topco Corp., Senior Secured First Lien Term Loan 5.625% (1 Month SOFR USD + 4.00%, 0.750% Floor), 05/04/2028 (a)	1,073,560	995,727
		1,663,423
AUTOMOTIVE - 0.49%
LS Group Opco Acquisition, LLC, Senior Secured First Lien Term Loan 4.00% (6 Month LIBOR USD + 3.25%, 0.750% Floor), 11/02/2027 (a)	1,004,700	940,650
LTI Holdings, Inc., Senior Secured First Lien Term Loan 5.166% (1 Month LIBOR USD + 3.50%), 09/08/2025 (a)	606,375	565,824
		1,506,474
BUILDING PRODUCTS - 1.93%
Cornerstone Building Brands, Inc., Senior Secured First Lien Term Loan 4.574% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 04/12/2028 (a)	756,144	630,908
CPG International, LLC, Senior Secured First Lien Term Loan 4.092% (6 Month SOFR USD + 2.50%, 0.500% Floor), 04/30/2029 (a)	1,259,000	1,174,017
Griffon Corp., Senior Secured First Lien Term Loan 4.355% (1 Month SOFR USD + 2.75%, 0.500% Floor), 01/24/2029 (a)	794,310	760,885
QUIKRETE Holdings, Inc.
Senior Secured First Lien Term Loan 4.291% (1 Month LIBOR USD + 2.625%), 02/01/2027 (a)	1,391,678	1,306,786
Senior Secured First Lien Term Loan 4.666% (1 Month LIBOR USD + 3.00%), 06/11/2028 (a)	1,142,138	1,080,176
TAMKO Building Products, LLC
Senior Secured First Lien Term Loan 4.239% (3 Month LIBOR USD + 3.00%), 05/29/2026 (a)	195,810	184,061
Senior Secured First Lien Term Loan 4.575% (3 Month LIBOR USD + 3.00%), 05/29/2026 (a)	96,285	90,508
Senior Secured First Lien Term Loan 5.25% (3 Month LIBOR USD + 3.00%), 05/29/2026 (a)	91,981	86,462
VC GB Holdings I Corp., Senior Secured First Lien Term Loan 6.377% (3 Month LIBOR USD + 3.50%, 0.500% Floor), 07/21/2028 (a)	659,685	580,114
		5,893,917
CHEMICALS - 3.50%
Alpha 3 B.V., Senior Secured First Lien Term Loan 4.166% (1 Month LIBOR USD + 2.50%, 0.500% Floor), 03/17/2028 (a)	643,500	616,419
Colouroz Midco
Senior Secured First Lien Term Loan 5.25% (1 Month LIBOR USD + 4.25%, 1.000% Floor), 09/21/2023 (a)	153,664	135,225
Senior Secured First Lien Term Loan 5.25% (3 Month LIBOR USD + 4.25%, 1.000% Floor), 09/21/2023 (a)	2,728	2,400
Senior Secured First Lien Term Loan 5.25% (1 Month LIBOR USD + 4.25%, 1.000% Floor), 09/21/2023 (a)	25,402	22,354
Senior Secured First Lien Term Loan 5.25% (3 Month LIBOR USD + 4.25%, 1.000% Floor), 09/21/2023 (a)	451	397
HB Fuller Co., Senior Secured First Lien Term Loan 3.595% (1 Month LIBOR USD + 2.00%), 10/21/2024 (a)	190,359	189,967
Ineos U.S. Finance, LLC, Senior Secured First Lien Term Loan 4.166% (1 Month LIBOR USD + 2.50%, 0.500% Floor), 11/06/2028 (a)	718,200	685,436
LSF11 A5 Holdco, LLC, Senior Secured First Lien Term Loan 5.14% (1 Month SOFR USD + 3.50%, 0.500% Floor), 10/16/2028 (a)	458,854	430,607
LSF11 Skyscraper Holdco S.A.R.L., Senior Secured First Lien Term Loan 5.75% (3 Month LIBOR USD + 3.50%, 0.750% Floor), 09/29/2027 (a)	1,517,169	1,464,067
Lummus Technology Holdings V, LLC, Senior Secured First Lien Term Loan 5.166% (1 Month LIBOR USD + 3.50%), 06/30/2027 (a)	981,760	910,057
Olympus Water U.S. Holding Corp., Senior Secured First Lien Term Loan 6.063% (3 Month LIBOR USD + 3.75%, 0.500% Floor), 11/09/2028 (a)	482,339	450,685
Orion Engineered Carbons GmbH, Senior Secured First Lien Term Loan 3.256% (3 Month LIBOR USD + 2.25%, 0.500% Floor), 09/22/2028 (a)	285,840	275,836
PMHC II, Inc., Senior Secured First Lien Term Loan 5.287% (3 Month SOFR USD + 4.25%, 0.500% Floor), 04/23/2029 (a)	1,828,881	1,604,083
Polar U.S. Borrower, LLC, Senior Secured First Lien Term Loan 6.005% (1 Month LIBOR USD + 4.75%), 10/15/2025 (a)	759,286	696,645
PQ Corp., Senior Secured First Lien Term Loan 3.739% (3 Month LIBOR USD + 2.50%, 0.500% Floor), 06/09/2028 (a)	355,410	340,417
PQ Performance Chemicals, Senior Secured First Lien Term Loan 4.62% (1 Month LIBOR USD + 3.50%, 0.750% Floor), 08/02/2028 (a)	526,355	503,985
SCIH Salt Holdings, Inc., Senior Secured First Lien Term Loan 4.75% (6 Month LIBOR USD + 4.00%, 0.750% Floor), 03/16/2027 (a)	817,491	732,676
Spectrum Holdings III Corp., Senior Secured First Lien Term Loan 4.916% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 01/31/2025 (a)	710,130	659,384
Tronox Finance, LLC
Senior Secured First Lien Term Loan 3.916% (1 Month LIBOR USD + 2.25%), 03/10/2028 (a)	70,154	66,997
Senior Secured First Lien Term Loan 4.50% (3 Month LIBOR USD + 2.25%), 03/10/2028 (a)	346,154	330,577
W.R. Grace Holdings, LLC, Senior Secured First Lien Term Loan 6.063% (3 Month LIBOR USD + 3.75%, 0.500% Floor), 09/22/2028 (a)	566,155	538,838
		10,657,052
COMMERCIAL SERVICES - 6.10%
AlixPartners, LLP, Senior Secured First Lien Term Loan 4.416% (1 Month LIBOR USD + 2.75%, 0.500% Floor), 02/04/2028 (a)	651,143	620,924
Allied Universal Holdco, LLC, Senior Secured First Lien Term Loan 5.416% (1 Month LIBOR USD + 3.75%, 0.500% Floor), 05/12/2028 (a)	2,027,401	1,862,675
Apex Group Treasury, LLC
Senior Secured First Lien Term Loan 5.325% (3 Month LIBOR USD + 3.75%, 0.500% Floor), 07/27/2028 (a)	548,000	520,600
Senior Secured First Lien Term Loan 6.00% (3 Month LIBOR USD + 3.75%, 0.500% Floor), 07/27/2028 (a)	708,645	673,213
Camelot U.S. Acquisition 1 Co.
Senior Secured First Lien Term Loan 4.666% (1 Month LIBOR USD + 3.00%), 10/30/2026 (a)	785,589	745,328
Senior Secured First Lien Term Loan 4.666% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 10/30/2026 (a)	2,195,055	2,075,238
Corelogic, Inc., Senior Secured First Lien Term Loan 5.188% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 06/02/2028 (a)	1,224,852	1,026,426
Deerfield Dakota Holding, LLC, Senior Secured First Lien Term Loan 5.275% (1 Month SOFR USD + 3.75%, 1.000% Floor), 04/09/2027 (a)	1,342,035	1,260,258
Dun & Bradstreet Corp., Senior Secured First Lien Term Loan 4.874% (1 Month LIBOR USD + 3.25%), 02/06/2026 (a)	1,839,719	1,740,833
EAB Global, Inc., Senior Secured First Lien Term Loan 4.739% (3 Month LIBOR USD + 3.50%, 0.500% Floor), 08/16/2028 (a)	498,913	470,724
Galaxy U.S. Opco, Inc., Senior Secured First Lien Term Loan 6.275% (1 Month SOFR USD + 4.75%, 0.500% Floor), 04/30/2029 (a)	357,000	336,026
Garda World Security Corp.
Senior Secured First Lien Term Loan 5.90% (1 Month LIBOR USD + 4.25%), 10/30/2026 (a)	575,876	535,565
Senior Secured First Lien Term Loan 5.749% (1 Month SOFR USD + 4.25%), 02/01/2029 (a)	500,000	461,250
GI Consilio Parent, LLC, Senior Secured First Lien Term Loan 5.666% (1 Month LIBOR USD + 4.00%, 0.500% Floor), 05/12/2028 (a)	296,982	272,852
Indy U.S. BIDCO, LLC, Senior Secured First Lien Term Loan 5.416% (1 Month LIBOR USD + 3.75%), 03/06/2028 (a)	841,382	783,890
INEOS U.S. Petrochem, LLC, Senior Secured First Lien Term Loan 4.416% (1 Month LIBOR USD + 2.75%, 0.500% Floor), 01/29/2026 (a)	495,000	468,547
IRI Holdings, Inc., Senior Secured First Lien Term Loan 5.916% (1 Month LIBOR USD + 4.25%), 12/01/2025 (a)	2,454,814	2,430,266
Pre-Paid Legal Services, Inc., Senior Secured First Lien Term Loan 5.416% (1 Month LIBOR USD + 3.75%, 0.500% Floor), 12/15/2028 (a)	711,218	665,657
Tempo Acquisition, LLC, Senior Secured First Lien Term Loan 4.416% (1 Month LIBOR USD + 2.75%), 05/01/2024 (a)	194,467	192,401
Trans Union, LLC, Senior Secured First Lien Term Loan 3.916% (1 Month LIBOR USD + 2.25%, 0.500% Floor), 12/01/2028 (a)	1,526,188	1,458,784
		18,601,457
CONSTRUCTION & ENGINEERING - 1.40%
Amentum Government Services Holdings, LLC
Senior Secured First Lien Term Loan 5.416% (1 Month LIBOR USD + 3.75%), 02/01/2027 (a)	937,860	895,662
Senior Secured First Lien Term Loan 4.777% (6 Month SOFR USD + 4.00%, 0.500% Floor), 02/15/2029 (a)	362,754	346,431
Senior Secured First Lien Term Loan 5.597% (3 Month SOFR USD + 4.00%, 0.500% Floor), 02/15/2029 (a)	322,246	307,747
American Residential Services, LLC, Senior Secured First Lien Term Loan 5.75% (3 Month LIBOR USD + 3.50%, 0.750% Floor), 10/15/2027 (a)	668,815	627,850
Api Group, Inc, Senior Secured First Lien Term Loan 4.166% (1 Month LIBOR USD + 2.50%), 10/01/2026 (a)	556,066	535,909
Brand Industrial Services, Inc.
Senior Secured First Lien Term Loan 5.25% (3 Month LIBOR USD + 4.25%, 1.000% Floor), 06/21/2024 (a)	85,172	74,113
Senior Secured First Lien Term Loan 5.434% (3 Month LIBOR USD + 4.25%, 1.000% Floor), 06/21/2024 (a)	344,145	299,462
Senior Secured First Lien Term Loan 6.50% (3 Month LIBOR USD + 4.25%, 1.000% Floor), 06/21/2024 (a)	2,272	1,977
Centuri Group, Inc., Senior Secured First Lien Term Loan 4.075% (3 Month LIBOR USD + 2.50%, 0.500% Floor), 08/28/2028 (a)	673,097	646,597
Tiger Acquisition, LLC, Senior Secured First Lien Term Loan 4.916% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 06/01/2028 (a)	590,538	532,272
		4,268,020
CONSUMER DISCRETIONARY - 1.45%
Champ Acquisition Corp., Senior Secured First Lien Term Loan 6.506% (3 Month LIBOR USD + 5.50%), 12/19/2025 (a)	171,454	167,061
Houghton Mifflin Harcourt Co., Senior Secured First Lien Term Loan 6.875% (1 Month SOFR USD + 5.25%, 0.500% Floor), 04/09/2029 (a)	1,225,000	1,113,991
Learning Care Group (U.S.) No. 2, Inc.
Senior Secured First Lien Term Loan 4.475% (6 Month LIBOR USD + 3.25%, 1.000% Floor), 03/13/2025 (a)	345,545	320,924
Senior Secured First Lien Term Loan 4.489% (3 Month LIBOR USD + 3.25%, 1.000% Floor), 03/13/2025 (a)	86,386	80,231
Senior Secured First Lien Term Loan 4.916% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 03/13/2025 (a)	23,000	21,362
Prometric Holdings, Inc., Senior Secured First Lien Term Loan 4.67% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 01/29/2025 (a)	958,736	894,821
Renaissance Holding Corp., Senior Secured First Lien Term Loan 5.581% (1 Month SOFR USD + 4.50%, 0.500% Floor), 03/30/2029 (a)	736,392	705,710
Tory Burch, LLC, Senior Secured First Lien Term Loan 4.06% (1 Month LIBOR USD + 3.00%, 0.500% Floor), 04/14/2028 (a)	371,250	334,706
Wand NewCo 3, Inc., Senior Secured First Lien Term Loan 4.666% (1 Month LIBOR USD + 3.00%), 02/05/2026 (a)	633,735	590,366
WW International, Inc., Senior Secured First Lien Term Loan 5.166% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 04/13/2028 (a)	233,415	185,332
		4,414,504
CONSUMER NON-DISCRETIONARY - 0.23%
Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan 5.416% (1 Month LIBOR USD + 3.75%, 0.500% Floor), 12/22/2026 (a)	773,225	705,181
ENVIRONMENTAL SERVICES - 1.30%
Belfor Holdings, Inc., Senior Secured First Lien Term Loan 5.416% (1 Month LIBOR USD + 3.75%), 04/06/2026 (a)	500,328	485,318
Brightview Landscapes, LLC, Senior Secured First Lien Term Loan 4.775% (1 Month SOFR USD + 3.25%, 0.500% Floor), 04/20/2029 (a)	759,000	725,794
Covanta Holding Corp.
Senior Secured First Lien Term Loan 4.166% (1 Month LIBOR USD + 2.50%, 0.500% Floor), 11/30/2028 (a)	616,184	584,297
Senior Secured First Lien Term Loan 4.166% (1 Month LIBOR USD + 2.50%, 0.500% Floor), 11/30/2028 (a)	46,272	43,877
Strategic Materials Holdings Corp., Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 11/01/2024 (a)	909,625	758,400
WIN Waste Innovations Holdings, Inc., Senior Secured First Lien Term Loan 5.00% (3 Month LIBOR USD + 2.75%, 0.500% Floor), 03/24/2028 (a)	1,440,450	1,372,388
		3,970,074
FINANCIALS - CONSUMER FINANCE - 0.27%
American Auto Auction Group, LLC, Senior Secured First Lien Term Loan 7.054% (3 Month SOFR USD + 5.00%, 0.750% Floor), 12/30/2027 (a)	888,535	834,392
FINANCIALS - DIVERSIFIED - 1.62%
Blackstone Mortgage Trust, Inc.
Senior Secured First Lien Term Loan 3.916% (1 Month LIBOR USD + 2.25%), 04/23/2026 (a)	568,913	538,333
Senior Secured First Lien Term Loan 5.025% (1 Month SOFR USD + 3.50%, 0.500% Floor), 05/09/2029 (a)	770,000	745,938
Focus Financial Partners, LLC, Senior Secured First Lien Term Loan 3.666% (1 Month LIBOR USD + 2.00%), 07/03/2024 (a)	607,575	584,964
Option Care Health, Inc., Senior Secured First Lien Term Loan 4.416% (1 Month LIBOR USD + 2.75%, 0.500% Floor), 10/27/2028 (a)	772,120	740,590
Starwood Property Mortgage, LLC, Senior Secured First Lien Term Loan 4.166% (1 Month LIBOR USD + 2.50%), 07/27/2026 (a)	461,938	445,770
Tecta America Corp., Senior Secured First Lien Term Loan 5.916% (1 Month LIBOR USD + 4.25%, 0.750% Floor), 04/06/2028 (a)	917,178	859,854
VFH Parent, LLC, Senior Secured First Lien Term Loan 4.434% (1 Month SOFR USD + 3.00%, 0.500% Floor), 01/12/2029 (a)	1,075,000	1,021,701
		4,937,150
FINANCIALS - INSURANCE - 2.99%
Acrisure, LLC
Senior Secured First Lien Term Loan 4.56% (1 Month LIBOR USD + 3.50%), 02/16/2027 (a)	639,659	589,126
Senior Secured First Lien Term Loan 5.916% (1 Month LIBOR USD + 4.25%, 0.500% Floor), 02/16/2027 (a)	263,675	249,613
AssuredPartners, Inc.
Senior Secured First Lien Term Loan 5.166% (1 Month LIBOR USD + 3.50%), 02/12/2027 (a)	640,199	601,387
Senior Secured First Lien Term Loan 5.166% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 02/12/2027 (a)	361,350	339,669
Asurion, LLC
Senior Secured First Lien Term Loan 4.916% (1 Month LIBOR USD + 3.25%), 12/23/2026 (a)	3,382,478	3,075,958
Senior Secured First Lien Term Loan 4.916% (1 Month LIBOR USD + 3.25%), 07/30/2027 (a)	1,547,331	1,404,203
Senior Secured Second Lien Term Loan 6.916% (1 Month LIBOR USD + 5.25%), 01/31/2028 (a)	340,000	291,975
Senior Secured Second Lien Term Loan 6.916% (1 Month LIBOR USD + 5.25%), 01/19/2029 (a)	820,000	700,690
HUB International, Ltd., Senior Secured First Lien Term Loan 4.348% (3 Month LIBOR USD + 3.25%, 0.750% Floor), 04/25/2025 (a)	1,972,190	1,875,711
		9,128,332
FOOD & BEVERAGE - 1.40%
Froneri U.S., Inc., Senior Secured First Lien Term Loan 3.916% (1 Month LIBOR USD + 2.25%), 01/29/2027 (a)	637,000	587,900
H-Food Holdings, LLC
Senior Secured First Lien Term Loan 5.354% (1 Month LIBOR USD + 3.6875%), 05/23/2025 (a)	873,600	787,695
Senior Secured First Lien Term Loan 5.666% (1 Month LIBOR USD + 4.00%), 05/23/2025 (a)	120,625	109,920
Pegasus Bidco B.V., Senior Secured First Lien Term Loan 4.75%, 04/20/2029 (a)(g)	991,000	942,689
Sunshine Investments B.V., Senior Secured First Lien Term Loan 4.194% (3 Month LIBOR USD + 2.75%), 03/28/2025 (a)	232,800	228,144
Triton Water Holdings, Inc., Senior Secured First Lien Term Loan 5.75% (3 Month LIBOR USD + 3.50%, 0.500% Floor), 03/31/2028 (a)	1,823,855	1,621,278
		4,277,626
HEALTHCARE - EQUIPMENT & SUPPLIES - 4.00%
athenahealth Group, Inc.
Senior Secured First Lien Delayed-Draw Term Loan 4.50%, 01/14/2027 (a)(g)(i)	275,217	254,233
Senior Secured First Lien Term Loan 5.009% (1 Month SOFR USD + 3.50%, 0.500% Floor), 02/15/2029 (a)	1,623,783	1,499,977
Aveanna Healthcare, LLC
Senior Secured First Lien Delayed-Draw Term Loan 4.50%, 06/30/2028 (a)(g)	121,237	107,446
Senior Secured First Lien Term Loan 5.345% (1 Month LIBOR USD + 3.75%, 0.500% Floor), 07/17/2028 (a)	517,408	458,552
Bausch & Lomb Corp., Senior Secured First Lien Term Loan 4.549% (1 Month SOFR USD + 3.25%, 0.500% Floor), 05/10/2027 (a)	761,000	711,155
Change Healthcare Holdings, Inc., Senior Secured First Lien Term Loan 3.56% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 03/01/2024 (a)	1,559,600	1,521,982
CHG Healthcare Services, Inc., Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 3.25%, 0.500% Floor), 09/29/2028 (a)	1,026,245	973,392
Embecta Corp., Senior Secured First Lien Term Loan 5.054% (3 Month SOFR USD + 3.00%, 0.500% Floor), 03/30/2029 (a)	410,363	388,819
Greatbatch, Ltd., Senior Secured First Lien Term Loan 4.166% (1 Month LIBOR USD + 2.50%, 0.500% Floor), 09/02/2028 (a)	744,375	729,581
Greenway Health, LLC, Senior Secured First Lien Term Loan 6.627% (6 Month LIBOR USD + 3.75%, 1.000% Floor), 02/16/2024 (a)	617,500	562,543
Insulet Corp., Senior Secured First Lien Term Loan 4.916% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 05/04/2028 (a)	772,200	735,521
Medline Borrower, L.P., Senior Secured First Lien Term Loan 4.916% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 10/23/2028 (a)	1,760,588	1,638,174
Milano Acquisition Corp., Senior Secured First Lien Term Loan 6.25% (3 Month LIBOR USD + 4.00%, 0.750% Floor), 10/01/2027 (a)	932,195	884,131
MPH Acquisition Holdings, LLC, Senior Secured First Lien Term Loan 5.825% (3 Month LIBOR USD + 4.25%, 0.500% Floor), 09/01/2028 (a)	855,535	790,087
Navicure, Inc., Senior Secured First Lien Term Loan 5.666% (1 Month LIBOR USD + 4.00%), 10/22/2026 (a)	989,023	940,808
		12,196,401
HEALTHCARE - FACILITIES - 2.98%
ADMI Corp.
Senior Secured First Lien Term Loan 5.041% (1 Month LIBOR USD + 3.375%, 0.500% Floor), 12/23/2027 (a)	644,951	589,556
Senior Secured First Lien Term Loan 5.166% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 12/23/2027 (a)	645,125	592,980
Electron Bidco, Inc., Senior Secured First Lien Term Loan 4.666% (1 Month LIBOR USD + 3.00%, 0.500% Floor), 11/01/2028 (a)	1,403,483	1,318,151
Global Medical Response, Inc.
Senior Secured First Lien Term Loan 5.916% (1 Month LIBOR USD + 4.25%, 1.000% Floor), 03/14/2025 (a)	527,460	492,133
Senior Secured First Lien Term Loan 5.25% (3 Month LIBOR USD + 4.25%, 1.000% Floor), 10/02/2025 (a)	323,487	301,753
Heartland Dental, LLC
Senior Secured First Lien Term Loan 5.166% (1 Month LIBOR USD + 3.50%), 04/30/2025 (a)	807,070	751,334
Senior Secured First Lien Term Loan 5.642% (1 Month LIBOR USD + 4.00%), 04/30/2025 (a)	1,113,750	1,045,254
Pluto Acquisition I, Inc., Senior Secured First Lien Term Loan 6.076% (6 Month LIBOR USD + 4.00%), 06/22/2026 (a)	1,057,086	926,272
Premier Dental Services, Inc.
Senior Secured First Lien Delayed-Draw Term Loan 5.25% (1 Month LIBOR USD + 4.50%, 0.750% Floor), 08/18/2028 (a)(i)	4,584	4,295
Senior Secured First Lien Delayed-Draw Term Loan 5.25% (3 Month LIBOR USD + 4.50%, 0.750% Floor), 08/18/2028 (a)(i)	9,169	8,590
Senior Secured First Lien Delayed-Draw Term Loan 5.304% (6 Month LIBOR USD + 4.50%, 0.750% Floor), 08/18/2028 (a)(i)	4,865	4,558
Senior Secured First Lien Delayed-Draw Term Loan 5.755% (1 Month LIBOR USD + 4.50%, 0.750% Floor), 08/18/2028 (a)(i)	13,019	12,197
Senior Secured First Lien Term Loan 6.006% (3 Month LIBOR USD + 4.50%, 0.750% Floor), 08/18/2028 (a)	309,685	290,138
RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan 4.81% (1 Month LIBOR USD + 3.75%), 11/14/2025 (a)	500,000	467,930
Sotera Health Holdings, LLC, Senior Secured First Lien Term Loan 4.416% (1 Month LIBOR USD + 2.75%, 0.500% Floor), 12/11/2026 (a)	866,000	825,948
U.S. Radiology Specialists, Inc., Senior Secured First Lien Term Loan 6.256% (3 Month LIBOR USD + 5.25%, 0.500% Floor), 12/15/2027 (a)	724,360	644,680
Vizient, Inc., Senior Secured First Lien Term Loan 3.684% (1 Month SOFR USD + 2.25%, 0.500% Floor), 04/27/2029 (a)	817,000	812,551
		9,088,320
HEALTHCARE - LIFE SCIENCES - 1.73%
Avantor Funding, Inc., Senior Secured First Lien Term Loan 3.916% (1 Month LIBOR USD + 2.25%, 0.500% Floor), 11/08/2027 (a)	723,268	697,278
Cambrex Corp., Senior Secured First Lien Term Loan 5.025% (1 Month SOFR USD + 3.50%, 0.750% Floor), 12/04/2026 (a)	1,523,215	1,448,958
Curia Global, Inc., Senior Secured First Lien Term Loan 4.989% (3 Month LIBOR USD + 3.75%, 0.750% Floor), 08/31/2026 (a)	1,655,455	1,567,170
ICON Luxembourg S.A.R.L., Senior Secured First Lien Term Loan 4.563% (3 Month LIBOR USD + 2.25%, 0.500% Floor), 07/03/2028 (a)	639,849	619,809
Phoenix Newco, Inc., Senior Secured First Lien Term Loan 4.31% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 11/15/2028 (a)	829,920	781,577
PRA Health Sciences, Inc., Senior Secured First Lien Term Loan 4.563% (3 Month LIBOR USD + 2.25%, 0.500% Floor), 07/03/2028 (a)	159,419	154,426
		5,269,218
HEALTHCARE - MANAGED HEALTH CARE - 0.54%
Bella Holding Co., LLC, Senior Secured First Lien Term Loan 5.416% (1 Month LIBOR USD + 3.75%, 0.750% Floor), 05/10/2028 (a)	457,543	429,861
Verscend Holding Corp., Senior Secured First Lien Term Loan 5.666% (1 Month LIBOR USD + 4.00%), 08/27/2025 (a)	1,265,221	1,214,612
		1,644,473
HEALTHCARE - PHARMACEUTICALS & BIOTECHNOLOGY - 0.76%
Jazz Pharmaceuticals, Inc., Senior Secured First Lien Term Loan 5.166% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 05/05/2028 (a)	673,200	643,956
Organon & Co., Senior Secured First Lien Term Loan 4.625% (6 Month LIBOR USD + 3.00%, 0.500% Floor), 06/02/2028 (a)	1,288,807	1,243,834
Perrigo Investments, LLC, Senior Secured First Lien Term Loan 3.645% (1 Month SOFR USD + 2.50%, 0.500% Floor), 04/20/2029 (a)	450,000	434,813
		2,322,603
HEALTHCARE - REITs - 0.25%
AHP Health Partners, Inc., Senior Secured First Lien Term Loan 5.166% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 08/24/2028 (a)	791,023	748,999
INDUSTRIAL MACHINERY - 3.66%
AI Aqua Merger Sub, Inc.,, Senior Secured First Lien Term Loan 4.838% (1 Month SOFR USD + 3.75%, 0.500% Floor), 07/31/2028 (a)	910,000	831,513
Ali Group North America Corp., Senior Secured First Lien Term Loan 2.131%, 11/30/2028 (a)(g)	695,000	666,505
ASP Blade Holdings, Inc., Senior Secured First Lien Term Loan 5.666% (1 Month LIBOR USD + 4.00%, 0.500% Floor), 10/13/2028 (a)	1,000,271	883,569
AZZ, Inc., Senior Secured First Lien Term Loan 5.384% (1 Month SOFR USD + 4.25%, 0.500% Floor), 05/11/2029 (a)	701,000	671,208
Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan 4.416% (1 Month LIBOR USD + 2.75%, 0.500% Floor), 08/01/2025 (a)	1,705,157	1,616,796
Clark Equipment Co., Senior Secured First Lien Term Loan 4.654% (3 Month SOFR USD + 2.50%, 0.500% Floor), 04/20/2029 (a)	449,873	434,689
Columbus McKinnon Corp., Senior Secured First Lien Term Loan 5.063% (3 Month LIBOR USD + 2.75%, 0.500% Floor), 05/15/2028 (a)	423,236	405,778
Conair Holdings, LLC, Senior Secured First Lien Term Loan 6.00% (3 Month LIBOR USD + 3.75%, 0.500% Floor), 05/17/2028 (a)	611,535	514,707
CPM Holdings, Inc.
Senior Secured First Lien Term Loan 4.562% (1 Month LIBOR USD + 3.50%), 11/17/2025 (a)	425,588	407,394
Senior Secured Second Lien Term Loan 9.312% (1 Month LIBOR USD + 8.25%), 11/16/2026 (a)	219,444	211,764
Filtration Group Corp., Senior Secured First Lien Term Loan 5.166% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 10/20/2028 (a)	1,434,163	1,344,527
Madison IAQ, LLC, Senior Secured First Lien Term Loan 4.524% (6 Month LIBOR USD + 3.25%, 0.500% Floor), 06/21/2028 (a)	604,890	552,591
Penn Engineering & Manufacturing Corp., Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 2.50%, 1.000% Floor), 06/27/2024 (a)	587,329	565,304
Pro Mach Group, Inc.
Senior Secured First Lien Term Loan 5.666% (1 Month LIBOR USD + 4.00%, 1.000% Floor), 08/31/2028 (a)	935,472	884,900
Senior Secured First Lien Delayed-Draw Term Loan 5.00%, 09/29/2028 (a)(g)(i)	46,869	44,335
TK Elevator Midco GMBH, Senior Secured First Lien Term Loan 4.019% (6 Month LIBOR USD + 3.50%, 0.500% Floor), 07/30/2027 (a)	615,329	578,028
Vertiv Group Corp., Senior Secured First Lien Term Loan 3.87% (1 Month LIBOR USD + 2.75%), 03/02/2027 (a)	577,439	538,462
		11,152,070
LEISURE - CASINOS & GAMING - 3.02%
Aristocrat Technologies, Inc., Senior Secured First Lien Term Loan 4.304% (3 Month SOFR USD + 2.25%, 0.500% Floor), 05/24/2029 (a)	448,285	434,388
Bally's Corp., Senior Secured First Lien Term Loan 4.37% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 10/02/2028 (a)	421,997	393,050
Entain Holdings (Gibraltar), Ltd., Senior Secured First Lien Term Loan 3.743% (6 Month LIBOR USD + 2.25%, 0.500% Floor), 03/29/2027 (a)	739,530	711,983
Everi Holdings, Inc., Senior Secured First Lien Term Loan 4.75% (1 Month LIBOR USD + 2.50%, 0.500% Floor), 08/03/2028 (a)	461,513	443,700
Fertitta Entertainment, LLC, Senior Secured First Lien Term Loan 5.525% (1 Month SOFR USD + 4.00%, 0.500% Floor), 01/29/2029 (a)	1,060,200	980,690
Golden Entertainment, Inc., Senior Secured First Lien Term Loan 4.63% (1 Month LIBOR USD + 3.00%, 0.750% Floor), 10/21/2024 (a)	479,092	468,313
Penn National Gaming, Inc., Senior Secured First Lien Term Loan 4.275% (1 Month SOFR USD + 2.75%, 0.500% Floor), 05/03/2029 (a)	1,513,600	1,455,901
Scientific Games International, Inc., Senior Secured First Lien Term Loan 4.358% (1 Month SOFR USD + 3.00%, 0.500% Floor), 04/16/2029 (a)	868,000	826,588
Stars Group Holdings B.V., Senior Secured First Lien Term Loan 3.256% (3 Month LIBOR USD + 2.25%), 07/21/2026 (a)	3,669,076	3,500,042
		9,214,655
LEISURE - HOTELS - 1.67%
Alterra Mountain Co., Senior Secured First Lien Term Loan 5.166% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 08/17/2028 (a)	1,818,634	1,734,522
Carnival Corp., Senior Secured First Lien Term Loan 6.127% (6 Month LIBOR USD + 3.25%, 0.750% Floor), 10/18/2028 (a)	488,545	439,691
Herschend Entertainment Co., LLC, Senior Secured First Lien Term Loan 5.44% (1 Month LIBOR USD + 3.75%, 0.500% Floor), 08/28/2028 (a)	1,194,726	1,142,457
Hilton Grand Vacations Borrower, LLC, Senior Secured First Lien Term Loan 4.666% (1 Month LIBOR USD + 3.00%, 0.500% Floor), 08/02/2028 (a)	440,670	413,957
Lakeland Tours, LLC
Senior Secured First Lien Term Loan 2.75% (1 Month LIBOR USD + 1.50%, 1.250% Floor), 09/25/2025 (a)	234,807	213,674
Senior Unsecured First Lien Term Loan 13.25%, 09/27/2027	274,409	188,885
United PF Holdings, LLC, Senior Secured First Lien Term Loan 6.25% (3 Month LIBOR USD + 4.00%), 12/30/2026 (a)	1,044,330	959,478
		5,092,664
LEISURE - RESTAURANTS - 1.36%
Dave & Buster's, Inc., Senior Secured First Lien Term Loan 6.618% (1 Month SOFR USD + 5.00%, 0.500% Floor), 06/29/2029 (a)	547,000	522,046
IRB Holding Corp.
Senior Secured First Lien Term Loan 4.416% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 02/05/2025 (a)	738,526	702,061
Senior Secured First Lien Term Loan 4.238% (1 Month SOFR USD + 3.00%, 0.750% Floor), 12/15/2027 (a)	1,296,817	1,220,629
Tacala, LLC, Senior Secured First Lien Term Loan 5.166% (1 Month LIBOR USD + 3.50%, 0.750% Floor), 02/05/2027 (a)	897,799	842,198
Whatabrands, LLC, Senior Secured First Lien Term Loan 4.916% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 08/03/2028 (a)	906,445	852,199
		4,139,133
MEDIA - BROADCASTING - 2.35%
Diamond Sports Group, LLC, Senior Secured Second Lien Term Loan 4.431% (1 Month SOFR USD + 3.25%), 08/24/2026 (a)	670,257	163,094
EW Scripps Co.
Senior Secured First Lien Term Loan 4.229% (1 Month LIBOR USD + 2.5625%, 0.750% Floor), 05/01/2026 (a)	869,375	834,709
Senior Secured First Lien Term Loan 4.416% (1 Month LIBOR USD + 2.75%, 0.750% Floor), 01/07/2028 (a)	1,035,805	983,155
Gray Television, Inc., Senior Secured First Lien Term Loan 4.062% (1 Month LIBOR USD + 3.00%), 12/01/2028 (a)	1,736,275	1,666,355
Hubbard Radio, LLC, Senior Secured First Lien Term Loan 5.92% (1 Month LIBOR USD + 4.25%, 1.000% Floor), 03/28/2025 (a)	545,538	526,444
Learfield Communications, LLC, Senior Secured First Lien Term Loan 4.92% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 12/01/2023 (a)	735,396	650,825
Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan 4.166% (1 Month LIBOR USD + 2.50%), 09/18/2026 (a)	771,819	762,866
Sinclair Television Group, Inc., Senior Secured First Lien Term Loan 4.17% (1 Month LIBOR USD + 2.50%), 09/30/2026 (a)	919,013	840,896
Univision Communications, Inc.
Senior Secured First Lien Term Loan 4.416% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 03/15/2024 (a)	227,784	224,606
Senior Secured First Lien Term Loan 6.254% (3 Month SOFR USD + 4.25%, 0.500% Floor), 06/25/2029 (a)	523,000	499,899
		7,152,849
MEDIA - CABLE & SATELLITE - 4.62%
Connect U.S. Finco, LLC, Senior Secured First Lien Term Loan 5.17% (1 Month LIBOR USD + 3.50%, 1.000% Floor), 12/11/2026 (a)	2,661,342	2,456,752
Coral-U.S. Co-Borrower, LLC, Senior Secured First Lien Term Loan 3.574% (1 Month LIBOR USD + 2.25%), 01/31/2028 (a)	585,000	547,288
DIRECTV Financing, LLC, Senior Secured First Lien Term Loan 6.666% (1 Month LIBOR USD + 5.00%, 0.750% Floor), 08/02/2027 (a)	1,493,565	1,379,375
Iridium Satellite, LLC, Senior Secured First Lien Term Loan 4.166% (1 Month LIBOR USD + 2.50%, 0.750% Floor), 11/04/2026 (a)	589,184	566,984
Maxar Technologies, Ltd., Senior Secured First Lien Term Loan 5.338%, 06/29/2029 (a)(g)	1,366,075	1,298,912
Radiate Holdco, LLC, Senior Secured First Lien Term Loan 4.916% (1 Month LIBOR USD + 3.25%, 0.750% Floor), 09/25/2026 (a)	970,696	904,995
Telenet Financing USD, LLC, Senior Secured First Lien Term Loan 3.324% (1 Month LIBOR USD + 2.00%), 04/28/2028 (a)	2,230,000	2,070,176
Telesat Canada, Senior Secured First Lien Term Loan 4.42% (1 Month LIBOR USD + 2.75%), 12/07/2026 (a)	1,292,907	909,883
UPC Financing Partnership, Senior Secured First Lien Term Loan 3.574% (1 Month LIBOR USD + 2.25%), 04/28/2028 (a)	765,000	729,810
Virgin Media Bristol, LLC, Senior Secured First Lien Term Loan 3.824% (1 Month LIBOR USD + 2.50%), 01/31/2028 (a)	1,035,000	972,320
WideOpenWest Finance, LLC, Senior Secured First Lien Term Loan 4.509% (1 Month SOFR USD + 3.00%, 0.500% Floor), 12/20/2028 (a)	741,275	717,317
Xplornet Communications, Inc., Senior Secured First Lien Term Loan 5.06% (1 Month LIBOR USD + 4.00%, 0.500% Floor), 10/02/2028 (a)	1,674,382	1,534,973
		14,088,785
MEDIA - DIVERSIFIED - 2.02%
ABG Intermediate Holdings 2, LLC, Senior Secured First Lien Term Loan 4.916% (1 Month LIBOR USD + 3.25%, 0.750% Floor), 09/27/2024 (a)	2,520,379	2,422,714
Arches Buyer, Inc., Senior Secured First Lien Term Loan 4.916% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 12/06/2027 (a)	1,318,169	1,206,124
Buzz Finco, LLC
Senior Secured First Lien Term Loan 4.416% (1 Month LIBOR USD + 2.75%), 01/29/2027 (a)	615,825	584,264
Senior Secured First Lien Term Loan 4.916% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 01/29/2027 (a)	93,705	89,722
Dotdash Meredith, Inc., Senior Secured First Lien Term Loan 5.145% (1 Month SOFR USD + 4.00%, 0.500% Floor), 12/01/2028 (a)	746,250	699,609
Getty Images, Inc., Senior Secured First Lien Term Loan 6.125% (3 Month LIBOR USD + 4.50%), 02/19/2026 (a)	839,097	813,505
Red Ventures, LLC, Senior Secured First Lien Term Loan 4.166% (1 Month LIBOR USD + 2.50%), 11/08/2024 (a)	365,554	357,329
		6,173,267
MEDIA - ENTERTAINMENT - 3.49%
CDS U.S. Intermediate Holdings, Inc., Senior Secured First Lien Term Loan 8.232% (3 Month LIBOR USD + 6.00%, 1.000% Floor), 11/24/2025 (a)	642,873	632,610
Cirque Du Soleil Holding
Senior Secured Second Lien Term Loan 2.00% (3 Month LIBOR USD + 1.00%, 1.000% Floor), 11/24/2027 (a)	40,978	40,318
Senior Secured Second Lien Term Loan 3.232% (3 Month LIBOR USD + 1.00%, 1.000% Floor), 11/24/2027 (a)	345,292	339,729
Creative Artists Agency, LLC
Senior Secured First Lien Term Loan 4.812% (1 Month LIBOR USD + 3.75%), 11/26/2026 (a)	1,051,210	1,001,671
Senior Secured First Lien Term Loan 5.736% (1 Month SOFR USD + 4.25%, 1.000% Floor), 11/27/2026 (a)	175,000	168,656
Crown Finance U.S., Inc.
Senior Secured First Lien Term Loan 7.00%, 05/23/2024	334,000	374,723
Senior Secured First Lien Term Loan 4.25% (6 Month LIBOR USD + 2.75%, 1.000% Floor), 09/30/2026 (a)	1,489,347	922,204
Lions Gate Capital Holdings, LLC, Senior Secured First Lien Term Loan 3.916% (1 Month LIBOR USD + 2.25%), 03/24/2025 (a)	432,698	419,449
Nascar Holdings, LLC, Senior Secured First Lien Term Loan 4.166% (1 Month LIBOR USD + 2.50%), 10/19/2026 (a)	472,637	455,740
Playtika Holding Corp., Senior Secured First Lien Term Loan 4.416% (1 Month LIBOR USD + 2.75%), 03/13/2028 (a)	2,397,376	2,266,528
UFC Holdings, LLC, Senior Secured First Lien Term Loan 3.50% (6 Month LIBOR USD + 2.75%, 0.750% Floor), 04/29/2026 (a)	1,376,252	1,286,108
William Morris Endeavor Entertainment, LLC, Senior Secured First Lien Term Loan 4.42% (1 Month LIBOR USD + 2.75%), 05/16/2025 (a)	2,383,688	2,251,311
WMG Acquisition Corp., Senior Secured First Lien Term Loan 3.791% (1 Month LIBOR USD + 2.125%), 01/20/2028 (a)	498,077	479,710
		10,638,757
METALS & MINING - 0.44%
Atkore International, Inc., Senior Secured First Lien Term Loan 4.313% (3 Month LIBOR USD + 2.00%, 0.500% Floor), 05/26/2028 (a)	386,988	384,449
GrafTech Finance, Inc., Senior Secured First Lien Term Loan 4.666% (1 Month LIBOR USD + 3.00%, 0.500% Floor), 02/12/2025 (a)	205,729	199,944
Grinding Media, Inc., Senior Secured First Lien Term Loan 4.796% (3 Month LIBOR USD + 4.00%, 0.750% Floor), 10/12/2028 (a)	829,730	759,203
		1,343,596
MIDSTREAM - STORAGE & TRANSPORT - 1.68%
Buckeye Partners, L.P., Senior Secured First Lien Term Loan 3.916% (1 Month LIBOR USD + 2.25%), 11/02/2026 (a)	679,441	651,733
DT Midstream, Inc., Senior Secured First Lien Term Loan 3.688% (1 Month LIBOR USD + 2.00%, 0.500% Floor), 06/26/2028 (a)	229,614	229,345
ITT Holdings, LLC, Senior Secured First Lien Term Loan 4.416% (1 Month LIBOR USD + 2.75%, 0.500% Floor), 07/10/2028 (a)	575,650	552,336
Lucid Energy Group II Borrower, LLC, Senior Secured First Lien Term Loan 5.874% (1 Month LIBOR USD + 4.25%, 0.750% Floor), 11/22/2028 (a)	779,085	771,158
Northriver Midstream Finance, L.P., Senior Secured First Lien Term Loan 4.217% (3 Month LIBOR USD + 3.25%), 10/01/2025 (a)	726,688	710,660
Oryx Midstream Services Permian Basin, LLC, Senior Secured First Lien Term Loan 4.705% (3 Month LIBOR USD + 3.25%, 0.500% Floor), 10/05/2028 (a)	1,283,550	1,224,725
TransMontaigne Operating Co., L.P.
Senior Secured First Lien Term Loan 4.054% (6 Month LIBOR USD + 3.50%, 0.500% Floor), 11/17/2028 (a)	517,204	491,235
Senior Secured First Lien Term Loan 5.095% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 11/17/2028 (a)	517,204	491,235
		5,122,427
OIL & GAS - EQUIPMENT & SERVICES - 0.13%
U.S. Silica Co., Senior Secured First Lien Term Loan 5.688% (1 Month LIBOR USD + 4.00%, 1.000% Floor), 05/01/2025 (a)	402,004	388,229
OIL & GAS - EXPLORATION & PRODUCTION - 0.19%
Southwestern Energy Co., Senior Secured First Lien Term Loan 4.704% (3 Month SOFR USD + 2.50%, 0.500% Floor), 06/22/2027 (a)	596,005	581,105
PACKAGING - 2.06%
Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien Term Loan 5.875% (1 Month SOFR USD + 4.25%, 0.500% Floor), 04/13/2029 (a)	626,000	586,875
LABL, Inc., Senior Secured First Lien Term Loan 6.666% (1 Month LIBOR USD + 5.00%, 0.500% Floor), 10/30/2028 (a)	833,810	774,401
Mauser Packaging Solutions Holding Co., Senior Secured First Lien Term Loan 4.312% (1 Month LIBOR USD + 3.25%), 04/03/2024 (a)	1,595,785	1,505,687
Plastipak Packaging, Inc., Senior Secured First Lien Term Loan 4.188% (1 Month LIBOR USD + 2.50%, 0.500% Floor), 12/01/2028 (a)	495,347	476,464
Pregis Topco, LLC
Senior Secured First Lien Term Loan 5.666% (1 Month LIBOR USD + 4.00%), 07/31/2026 (a)	531,375	503,810
Senior Secured First Lien Term Loan 5.666% (1 Month LIBOR USD + 4.00%, 0.500% Floor), 07/31/2026 (a)	545,875	517,217
RLG Holdings, LLC, Senior Secured First Lien Term Loan 5.916% (1 Month LIBOR USD + 4.25%, 0.750% Floor), 07/07/2028 (a)	585,060	548,494
Sabert Corp., Senior Secured First Lien Term Loan 6.188% (1 Month LIBOR USD + 4.50%, 1.000% Floor), 12/10/2026 (a)	519,299	494,632
Trident TPI Holdings, Inc.
Senior Secured First Lien Delayed-Draw Term Loan 6.25% (1 Month LIBOR USD + 4.00%, 0.500% Floor), 09/15/2028 (a)(i)	115,174	108,378
Senior Secured First Lien Term Loan 6.25% (1 Month LIBOR USD + 4.00%, 0.500% Floor), 09/15/2028 (a)	809,233	761,488
		6,277,446
RETAIL - FOOD & DRUG - 0.47%
BJ's Wholesale Club, Inc., Senior Secured First Lien Term Loan 3.255% (1 Month LIBOR USD + 2.00%), 02/02/2024 (a)	1,007,386	1,004,399
JP Intermediate B, LLC, Senior Secured First Lien Term Loan 6.739% (3 Month LIBOR USD + 5.50%, 1.000% Floor), 11/20/2025 (a)	535,339	437,736
		1,442,135
RETAILING - 1.93%
Autokiniton U.S. Holdings, Inc., Senior Secured First Lien Term Loan 5.62% (1 Month LIBOR USD + 4.50%, 0.500% Floor), 04/06/2028 (a)	667,953	619,526
Belron Finance U.S., LLC, Senior Secured First Lien Term Loan 3.875% (3 Month LIBOR USD + 2.50%, 0.500% Floor), 04/13/2028 (a)	1,210,011	1,166,656
Great Outdoors Group, LLC, Senior Secured First Lien Term Loan 5.416% (1 Month LIBOR USD + 3.75%, 0.750% Floor), 03/06/2028 (a)	1,155,471	1,056,967
Harbor Freight Tools U.S.A., Inc., Senior Secured First Lien Term Loan 4.416% (1 Month LIBOR USD + 2.75%, 0.500% Floor), 10/19/2027 (a)	719,050	639,343
Hoya Midco, LLC, Senior Secured First Lien Term Loan 3.75% (3 Month SOFR USD + 3.25%, 0.500% Floor), 01/26/2029 (a)	564,493	548,969
Michaels Stores, Inc., Senior Secured First Lien Term Loan 6.50% (3 Month LIBOR USD + 4.25%, 0.750% Floor), 04/14/2028 (a)	586,080	486,772
Pug, LLC, Senior Secured First Lien Term Loan 4.56% (1 Month LIBOR USD + 3.50%), 02/12/2027 (a)	916,500	829,433
Restoration Hardware, Inc., Senior Secured First Lien Term Loan 4.166% (1 Month LIBOR USD + 2.50%, 0.500% Floor), 10/20/2028 (a)	500,714	441,569
Sally Holdings, LLC, Senior Secured First Lien Term Loan 3.92% (1 Month LIBOR USD + 2.25%), 07/05/2024 (a)	94,266	93,559
		5,882,794
TECHNOLOGY - SOFTWARE & SERVICES - 14.60%
Access CIG, LLC
Senior Secured First Lien Term Loan 5.325% (3 Month LIBOR USD + 3.75%), 02/27/2025 (a)	1,911,728	1,810,884
Senior Secured Second Lien Term Loan 9.325% (3 Month LIBOR USD + 7.75%), 02/27/2026 (a)	616,742	592,073
Almonde, Inc., Senior Secured First Lien Term Loan 4.739% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 06/13/2024 (a)	2,997,390	2,710,300
Avast Software B.V., Senior Secured First Lien Term Loan 4.00% (3 Month LIBOR USD + 1.75%), 03/22/2028 (a)	315,000	308,995
Barracuda Networks, Inc.
Senior Secured First Lien Term Loan 5.982% (3 Month LIBOR USD + 3.75%, 0.750% Floor), 02/12/2025 (a)	1,999,337	1,985,181
Senior Secured First Lien Term Loan 4.75%, 04/13/2029 (a)(g)	1,040,000	999,700
Boxer Parent Co., Inc., Senior Secured First Lien Term Loan 5.416% (1 Month LIBOR USD + 3.75%), 10/02/2025 (a)	794,803	742,481
CCC Information Services, Inc., Senior Secured First Lien Term Loan 4.50% (3 Month LIBOR USD + 2.25%, 0.500% Floor), 09/21/2028 (a)	622,870	592,661
Central Parent, Inc., Senior Secured First Lien Term Loan 6.61% (3 Month SOFR USD + 4.50%, 0.500% Floor), 07/06/2029 (a)	955,000	905,345
CommerceHub, Inc., Senior Secured First Lien Term Loan 6.25% (3 Month LIBOR USD + 4.00%, 0.750% Floor), 12/29/2027 (a)	666,845	593,702
Connectwise, LLC, Senior Secured First Lien Term Loan 5.75% (3 Month LIBOR USD + 3.50%, 0.500% Floor), 09/29/2028 (a)	1,165,768	1,070,560
Dawn Acquisition, LLC, Senior Secured First Lien Term Loan 6.00% (3 Month LIBOR USD + 3.75%), 12/31/2025 (a)	486,268	390,940
DCert Buyer, Inc., Senior Secured First Lien Term Loan 5.666% (1 Month LIBOR USD + 4.00%), 10/16/2026 (a)	1,047,513	1,004,115
Dynatrace, LLC, Senior Secured First Lien Term Loan 3.916% (1 Month LIBOR USD + 2.25%), 08/22/2025 (a)	299,232	295,397
E2Open, LLC, Senior Secured First Lien Term Loan 4.835% (3 Month LIBOR USD + 3.50%, 0.500% Floor), 02/04/2028 (a)	817,216	773,968
EagleView Technology Corp., Senior Secured First Lien Term Loan 4.506% (3 Month LIBOR USD + 3.50%), 08/14/2025 (a)	858,850	792,023
Ensono, L.P., Senior Secured First Lien Term Loan 5.666% (1 Month LIBOR USD + 4.00%, 0.750% Floor), 05/19/2028 (a)	776,774	722,524
Greeneden U.S. Holdings II, LLC, Senior Secured First Lien Term Loan 5.666% (1 Month LIBOR USD + 4.00%, 0.750% Floor), 12/01/2027 (a)	371,648	356,410
Hyland Software, Inc., Senior Secured First Lien Term Loan 5.166% (1 Month LIBOR USD + 3.50%, 0.750% Floor), 07/01/2024 (a)	2,791,597	2,701,261
Intrado Corp.
Senior Secured First Lien Term Loan 4.56% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 10/10/2024 (a)	227,024	194,550
Senior Secured First Lien Term Loan 5.06% (3 Month LIBOR USD + 4.00%, 1.000% Floor), 10/10/2024 (a)	482,673	412,550
McAfee Corp., Senior Secured First Lien Term Loan 5.145% (1 Month SOFR USD + 4.00%, 0.500% Floor), 03/01/2029 (a)	1,896,198	1,731,864
Mitchell International, Inc., Senior Secured First Lien Term Loan 5.345% (3 Month LIBOR USD + 3.75%, 0.500% Floor), 10/16/2028 (a)	2,009,963	1,836,603
Moneygram International, Inc., Senior Secured First Lien Term Loan 6.00% (6 Month LIBOR USD + 4.50%, 0.500% Floor), 07/21/2026 (a)	196,117	190,642
NAB Holdings, LLC, Senior Secured First Lien Term Loan 5.204% (3 Month SOFR USD + 3.00%, 0.500% Floor), 11/24/2028 (a)	503,168	472,037
N-Able International Holdings II, LLC, Senior Secured First Lien Term Loan 4.575% (3 Month LIBOR USD + 3.00%, 0.500% Floor), 07/19/2028 (a)	509,153	486,241
NortonLifeLock, Inc., Senior Secured First Lien Term Loan 2.00%, 06/30/2029 (a)(g)	1,515,000	1,440,386
Optiv Security, Inc., Senior Secured First Lien Term Loan 4.25% (6 Month LIBOR USD + 3.25%, 1.000% Floor), 02/01/2024 (a)	3,163,772	3,038,534
Ping Identity Corp., Senior Secured First Lien Term Loan 5.275% (1 Month SOFR USD + 3.75%, 0.500% Floor), 11/22/2028 (a)	787,907	766,240
Project Alpha Intermediate Holding, Inc., Senior Secured First Lien Term Loan 5.67% (1 Month LIBOR USD + 4.00%), 04/26/2024 (a)	2,334,013	2,251,599
Proofpoint, Inc., Senior Secured First Lien Term Loan 4.825% (3 Month LIBOR USD + 3.25%, 0.500% Floor), 08/31/2028 (a)	1,443,745	1,345,520
RealPage, Inc., Senior Secured First Lien Term Loan 4.06% (1 Month LIBOR USD + 3.00%, 0.500% Floor), 04/24/2028 (a)	1,213,072	1,124,615
Rocket Software, Inc.
Senior Secured First Lien Term Loan 5.916% (1 Month LIBOR USD + 4.25%), 11/28/2025 (a)	332,560	310,112
Senior Secured First Lien Term Loan 5.916% (1 Month LIBOR USD + 4.25%, 0.500% Floor), 11/28/2025 (a)	217,636	202,765
SolarWinds Holdings, Inc., Senior Secured First Lien Term Loan 4.416% (1 Month LIBOR USD + 2.75%), 02/05/2024 (a)	768,373	737,592
SS&C Technologies, Inc.
Senior Secured First Lien Term Loan 3.875% (1 Month SOFR USD + 2.25%, 0.500% Floor), 03/22/2029 (a)	443,859	424,218
Senior Secured First Lien Term Loan 3.875% (1 Month SOFR USD + 2.25%, 0.500% Floor), 03/22/2029 (a)	633,231	605,210
TIBCO Software, Inc.
Senior Secured First Lien Term Loan 5.42% (1 Month LIBOR USD + 3.75%), 06/30/2026 (a)	2,686,615	2,642,542
Senior Secured Second Lien Term Loan 8.31% (1 Month LIBOR USD + 7.25%), 03/03/2028 (a)	263,000	259,515
TierPoint, LLC, Senior Secured First Lien Term Loan 5.416% (1 Month LIBOR USD + 3.75%, 0.750% Floor), 05/05/2026 (a)	435,987	408,738
UKG, Inc.
Senior Secured First Lien Term Loan 4.212% (3 Month LIBOR USD + 3.25%, 0.500% Floor), 05/04/2026 (a)	979,661	920,426
Senior Secured First Lien Term Loan 5.416% (1 Month LIBOR USD + 3.75%), 05/04/2026 (a)	728,403	690,347
VM Consolidated, Inc.
Senior Secured First Lien Term Loan 5.50% (3 Month LIBOR USD + 3.25%), 03/24/2028 (a)	1,673	1,592
Senior Secured First Lien Term Loan 6.127% (6 Month LIBOR USD + 3.25%), 03/24/2028 (a)	659,165	627,447
VS Buyer, LLC, Senior Secured First Lien Term Loan 7.06% (1 Month LIBOR USD + 3.00%), 02/26/2027 (a)	458,171	432,399
WEX, Inc., Senior Secured First Lien Term Loan 3.916% (1 Month LIBOR USD + 2.25%), 03/31/2028 (a)	708,038	682,594
Zelis Cost Management Buyer, Inc., Senior Secured First Lien Term Loan 4.562% (1 Month LIBOR USD + 3.50%), 09/30/2026 (a)	989,950	935,042
		44,520,440
TECHNOLOGY HARDWARE - 1.47%
Avaya, Inc., Senior Secured First Lien Term Loan 5.324% (1 Month LIBOR USD + 4.00%), 12/15/2027 (a)	375,000	288,574
II-VI, Inc., Senior Secured First Lien Term Loan 4.463% (1 Month LIBOR USD + 2.75%, 0.500% Floor), 07/02/2029 (a)	941,000	904,536
Ingram Micro, Inc., Senior Secured First Lien Term Loan 5.75% (3 Month LIBOR USD + 3.50%, 0.500% Floor), 06/30/2028 (a)	534,600	507,202
MaxLinear, Inc., Senior Secured First Lien Term Loan 3.31% (1 Month LIBOR USD + 2.25%, 0.500% Floor), 06/23/2028 (a)	332,143	325,500
MKS Instruments, Inc., Senior Secured First Lien Term Loan 2.75%, 04/08/2029 (a)(g)	1,287,000	1,234,876
MLN U.S. HoldCo, LLC, Senior Secured First Lien Term Loan 5.62% (1 Month LIBOR USD + 4.50%), 11/28/2025 (a)	784,984	525,939
Presidio Holdings, Inc.
Senior Secured First Lien Term Loan 4.56% (1 Month LIBOR USD + 3.50%), 01/22/2027 (a)	17,784	16,902
Senior Secured First Lien Term Loan 4.74% (3 Month LIBOR USD + 3.50%), 01/22/2027 (a)	693,576	659,189
Senior Secured First Lien Term Loan 5.17% (1 Month LIBOR USD + 3.50%), 01/22/2027 (a)	14,820	14,085
		4,476,803
TELECOMMUNICATION SERVICES - DIVERSIFIED - 3.28%
Cablevision Lightpath, LLC, Senior Secured First Lien Term Loan 4.574% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 11/30/2027 (a)	906,200	859,762
Cincinnati Bell, Inc., Senior Secured First Lien Term Loan 4.875% (1 Month SOFR USD + 3.25%, 0.500% Floor), 11/22/2028 (a)	577,100	549,904
Consolidated Communications, Inc., Senior Secured First Lien Term Loan 5.188% (1 Month LIBOR USD + 3.50%, 0.750% Floor), 10/04/2027 (a)	933,868	831,922
Eagle Broadband Investments, LLC, Senior Secured First Lien Term Loan 5.313% (3 Month LIBOR USD + 3.00%, 0.750% Floor), 11/12/2027 (a)	619,103	585,052
Lumen Technologies, Inc., Senior Secured First Lien Term Loan 3.31% (1 Month LIBOR USD + 2.25%), 03/15/2027 (a)	3,574,855	3,296,678
Numericable U.S., LLC, Senior Secured First Lien Term Loan 5.411% (3 Month LIBOR USD + 4.00%), 08/14/2026 (a)	759,637	696,253
Voyage U.S., LLC, Senior Secured First Lien Term Loan 4.563% (3 Month LIBOR USD + 3.50%, 0.500% Floor), 07/20/2028 (a)	477,393	448,155
Zayo Group Holdings, Inc.
Senior Secured First Lien Term Loan 4.666% (1 Month LIBOR USD + 3.00%), 03/09/2027 (a)	1,717,474	1,590,046
Senior Secured First Lien Term Loan 5.775% (1 Month SOFR USD + 4.25%, 0.500% Floor), 03/09/2027 (a)	369,075	345,930
Ziggo Financing Partnership, Senior Secured First Lien Term Loan 3.824% (1 Month LIBOR USD + 2.50%), 04/28/2028 (a)	845,000	790,405
		9,994,107
TELECOMMUNICATION SERVICES - WIRELESS - 0.16%
CCI Buyer, Inc., Senior Secured First Lien Term Loan 6.054% (3 Month SOFR USD + 4.00%, 0.750% Floor), 12/17/2027 (a)	538,188	492,442
TRANSPORTATION - 2.26%
AAdvantage Loyalty IP, Ltd., Senior Secured First Lien Term Loan 5.813% (3 Month LIBOR USD + 4.75%, 0.750% Floor), 04/20/2028 (a)	727,184	695,628
Atlas CC Acquisition Corp.
Senior Secured First Lien Term Loan 5.825% (3 Month LIBOR USD + 4.25%, 0.750% Floor), 05/25/2028 (a)	1,108,138	1,027,111
Senior Secured First Lien Term Loan 5.825% (3 Month LIBOR USD + 4.25%, 0.750% Floor), 05/25/2028 (a)	234,271	217,142
Hertz Corp.
Senior Secured First Lien Term Loan 4.92% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 06/30/2028 (a)	383,184	361,971
Senior Secured First Lien Term Loan 4.92% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 06/30/2028 (a)	72,945	68,907
Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan 5.383% (1 Month LIBOR USD + 3.75%, 0.750% Floor), 03/24/2026 (a)	485,204	457,305
Lasership, Inc., Senior Secured First Lien Term Loan 7.377% (6 Month LIBOR USD + 4.50%, 0.750% Floor), 05/08/2028 (a)	1,596,695	1,431,037
PODS, LLC, Senior Secured First Lien Term Loan 4.666% (1 Month LIBOR USD + 3.00%, 0.750% Floor), 03/31/2028 (a)	978,650	913,080
Uber Technologies, Inc.
Senior Secured First Lien Term Loan 5.075% (3 Month LIBOR USD + 3.50%), 04/04/2025 (a)	901,011	868,025
Senior Secured First Lien Term Loan 5.075% (3 Month LIBOR USD + 3.50%), 02/25/2027 (a)	333,538	320,939
WWEX UNI TopCo Holdings, LLC, Senior Secured First Lien Term Loan 6.50% (3 Month LIBOR USD + 4.25%, 0.750% Floor), 07/26/2028 (a)	570,135	520,904
		6,882,049
UTILITIES - POWER - 0.59%
Calpine Construction Finance Co., L.P., Senior Secured First Lien Term Loan 3.666% (1 Month LIBOR USD + 2.00%), 01/15/2025 (a)	837,618	806,642
Calpine Corp., Senior Secured First Lien Term Loan 4.17% (1 Month LIBOR USD + 2.50%), 12/16/2027 (a)	374,300	356,989
Eastern Power, LLC, Senior Secured First Lien Term Loan 6.00% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 10/02/2025 (a)	207,977	176,618
Lightstone Holdco, LLC
Senior Secured First Lien Term Loan 7.024% (3 Month SOFR USD + 5.75%, 1.000% Floor), 02/01/2027 (a)	455,435	411,030
Senior Secured First Lien Term Loan 7.024% (3 Month SOFR USD + 5.75%, 1.000% Floor), 02/01/2027 (a)	25,687	23,183
New Frontera Holdings, LLC, Senior Secured Second Lien Term Loan 3.75% (3 Month LIBOR USD + 1.50%, 1.000% Floor), 07/28/2028 (a)	57,484	14,371
		1,788,833
TOTAL BANK LOANS (Cost $278,175,794)		262,210,545

CORPORATE BONDS - 11.33% (f)
AEROSPACE & DEFENSE - 1.11%
TransDigm, Inc.
6.25%, 03/15/2026 (h)	1,850,000	1,790,763
6.375%, 06/15/2026	1,698,000	1,591,026
		3,381,789
BUILDING PRODUCTS - 0.15%
Standard Industries, Inc. 3.375%, 01/15/2031 (h)	600,000	444,317
COMMERCIAL SERVICES - 0.39%
Garda World Security Corp. 4.625%, 02/15/2027 (c)(h)	710,000	611,764
Tempo Acquisition, LLC / Tempo Acquisition Finance Corp. 5.75%, 06/01/2025 (h)	625,000	588,968
		1,200,732
CONSTRUCTION & ENGINEERING - 0.17%
Pike Corp. 5.50%, 09/01/2028 (h)	638,000	511,338
ENVIRONMENTAL SERVICES - 0.24%
GFL Environmental, Inc. 4.00%, 08/01/2028 (c)(h)	541,000	447,174
Stericycle, Inc. 5.375%, 07/15/2024 (h)	295,000	285,345
		732,519
HEALTHCARE - EQUIPMENT & SUPPLIES - 0.54%
Change Healthcare Holdings, LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025 (h)	1,692,000	1,657,466
HEALTHCARE - FACILITIES - 1.73%
DaVita, Inc. 3.75%, 02/15/2031 (h)	925,000	656,732
Global Medical Response, Inc. 6.50%, 10/01/2025 (h)	650,000	580,047
Legacy LifePoint Health, LLC 4.375%, 02/15/2027 (h)	370,000	317,502
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 9.75%, 12/01/2026 (h)	2,310,000	2,267,984
Tenet Healthcare Corp. 6.25%, 02/01/2027 (h)	1,570,000	1,448,325
		5,270,590
HEALTHCARE - MANAGED HEALTH CARE - 0.32%
Verscend Escrow Corp. 9.750%, 08/15/2026 (h)	1,010,000	985,012
HEALTHCARE - PHARMACEUTICALS & BIOTECHNOLOGY - 0.63%
Bausch Health Cos., Inc. 5.50%, 11/01/2025 (c)(h)	775,000	682,000
Teva Pharmaceutical Finance Netherlands III B.V. 3.15%, 10/01/2026 (c)	1,515,000	1,247,231
		1,929,231
HEALTHCARE - REITs - 0.13%
MPT Operating Partnership, L.P. / MPT Finance Corp. 3.50%, 03/15/2031	505,000	395,397
INDUSTRIAL MACHINERY - 0.16%
WESCO Distribution, Inc. 7.125%, 06/15/2025 (h)	490,000	488,162
LEISURE - CASINOS & GAMING - 1.32%
Caesars Entertainment, Inc. 6.25%, 07/01/2025 (h)	2,225,000	2,142,375
Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.
5.625%, 09/01/2029 (h)	561,000	400,262
5.875%, 09/01/2031 (h)	562,000	390,814
VICI Properties, L.P. / VICI Note Co., Inc. 3.50%, 02/15/2025 (h)	1,145,000	1,072,800
		4,006,251
LEISURE - HOTELS - 0.49%
Royal Caribbean Cruises, Ltd. 9.125%, 06/15/2023 (c)(h)	1,520,000	1,504,800
LEISURE - RESTAURANTS - 0.19%
CEC Entertainment, LLC 6.75%, 05/01/2026 (h)	660,000	579,234
MEDIA - CABLE & SATELLITE - 0.79%
DISH DBS Corp.
5.875%, 07/15/2022	1,450,000	1,454,836
5.125%, 06/01/2029	575,000	349,217
Hughes Satellite Systems Corp. 6.625%, 08/01/2026	675,000	600,305
		2,404,358
MEDIA - ENTERTAINMENT - 0.31%
Playtika Holding Corp. 4.25%, 03/15/2029 (h)	1,130,000	934,544
METALS & MINING - 0.03%
GrafTech Finance, Inc. 4.625%, 12/15/2028 (h)	127,000	103,035
RETAIL - FOOD & DRUG - 0.15%
U.S. Foods, Inc. 6.25%, 04/15/2025 (h)	465,000	464,854
RETAILING - 0.23%
QVC, Inc. 4.85%, 04/01/2024	730,000	683,671
TECHNOLOGY - SOFTWARE & SERVICES - 1.29%
Boxer Parent Co., Inc. 7.125%, 10/02/2025 (h)	385,000	366,253
Elastic N.V. 4.125%, 07/15/2029 (c)(h)	844,000	705,618
NortonLifeLock, Inc. 5.00%, 04/15/2025 (h)	750,000	732,686
Rackspace Technology Global, Inc. 3.50%, 02/15/2028 (h)	1,505,000	1,180,484
Sabre GLBL, Inc. 7.375%, 09/01/2025 (h)	1,025,000	958,462
		3,943,503
TELECOMMUNICATION SERVICES - DIVERSIFIED - 0.52%
Frontier Communications Holdings, LLC 5.00%, 05/01/2028 (h)	1,000,000	854,760
Northwest Fiber, LLC / Northwest Fiber Finance Sub, Inc.
4.75%, 04/30/2027 (h)	349,000	287,929
6.00%, 02/15/2028 (h)	622,000	447,933
		1,590,622
TRANSPORTATION - 0.44%
Uber Technologies, Inc. 8.00%, 11/01/2026 (h)	1,350,000	1,347,023
TOTAL CORPORATE BONDS (Cost $38,091,025)		34,558,448
	Shares
EQUITIES - 0.02%
MEDIA - BROADCASTING - 0.02%
Cumulus Media, Inc. (b)	7,030	54,342
UTILITIES - POWER - 0.00%
Frontera Generation Holdings, LLC (b)	479	150
TOTAL EQUITIES (Cost $120,213)		54,492

WARRANT - 0.00%
MEDIA - ENTERTAINMENT - 0.00%
Crown Finance U.S., Inc. (b)(d)	98,930	15,836
TOTAL WARRANT (Cost $30,928)		15,836

MONEY MARKET FUND - 1.20%
First American Government Obligations Fund - Class X, 1.29% (e)	3,648,284	3,648,284
TOTAL MONEY MARKET FUND (Cost $3,648,284)		3,648,284

Total Investments (Cost $320,066,244) - 98.55%		300,487,605
Other Assets in Excess of Liabilities - 1.45%		4,408,293
TOTAL NET ASSETS - 100.00%		$304,895,898

Percentages are stated as a percent of net assets.

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Funding Rate
(a)	Variable rate securities. The coupon rate shown is the effective interest rate as of June 30, 2022.
(b)	Non-income producing security.
(c)	U.S. traded security of a foreign issuer.
(d)	Foreign issued security.
(e)	Rate shown is the 7-day annualized yield as of June 30, 2022.
(f)	All or a portion is posted as collateral for delayed settlement securities.
(g)	Final terms of the bank loan are not yet known, so reference index and spread information may not be presented.
(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." As of June 30, 2022, the value of these investments was
$28,236,765 or 9.26% of total net assets.
(i)	All or a portion of the loan is unfunded.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Shenkman Capital Management, Inc. Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.

Shenkman Capital Floating Rate High Income Fund
Summary of Fair Value Disclosure at June 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the
Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Shenkman Capital Floating Rate High Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Bank Loans	$-	$262,210,545	$-	$262,210,545
Corporate Bonds	-	34,558,448	-	34,558,448
Total Fixed Income	-	296,768,993	-	296,768,993
Equities
Electric Power Generation	-	150	-	150
Information	54,342	-	-	54,342
Total Equities	54,342	150	-	54,492
Warrant	-	15,836	-	15,836
Money Market Fund	3,648,284	-	-	3,648,284
Total Investments	$3,702,626	$296,784,979	$-	$300,487,605

Refer to the Fund's schedule of investments for a detailed break-out of holdings by industry classification.

Shenkman Capital Floating Rate High Income Fund
Level 3 Reconciliation Disclosure

Equities
Balance as of September 30, 2021	$1,048
Change in unrealized appreciation/(depreciation)	(898)
Transfer out at June 30, 2022	(150)
Balance as of June 30, 2022	$-

Change in unrealized appreciation/(depreciation) during the period for
Level 3 investments held at June 30, 2022	$-

The Fund did not hold Level 3 investments at June 30, 2022.